UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.666.3037

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $193,017 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABINGTON CMNTY BANCORP INC     COM              00350R106     1690   124200 SH       SOLE                   124200
ACTIVE POWER INC               COM              00504W100      144    28920 SH       SOLE                    28920
ACXIOM CORP                    COM              005125109     3186   123300 SH       SOLE                   123300
ALLTEL CORP                    COM              020039103     8741   135000 SH       SOLE                   135000
AMERICAN SAFETY INS HLDGS LT   ORD              G02995101     3979   238147 SH       SOLE                   238147
AMERICAS CAR MART INC          COM              03062T105     5099   237180 SH       SOLE                   237180
AMERIVEST PPTYS INC DEL        COM              03071L101       44    10000 SH       SOLE                    10000
ATLANTIC COAST FED CORP        COM              048425102     3429   233414 SH       SOLE                   233414
BANC CORP                      COM              05944B103    10013   844989 SH       SOLE                   844989
BENCHMARK ELECTRS INC          COM              08160H101     7387   192610 SH       SOLE                   192610
BOEING CO                      COM              097023105      390     5000 SH       SOLE                     5000
BRIDGFORD FOODS CORP           COM              108763103     2472   399975 SH       SOLE                   399975
CAVALIER HOMES INC             COM              149507105     2553   364700 SH       SOLE                   364700
CEC ENTMT INC                  COM              125137109     6220   185000 SH       SOLE                   185000
CENTURY ALUM CO                COM              156431108     6343   149417 SH       SOLE                   149417
CHAMPION ENTERPRISES INC       COM              158496109     7218   482513 SH       SOLE                   482513
CHAMPS ENTMT INC DEL           COM              158787101     1119   135657 SH       SOLE                   135657
CHANNELL COML CORP             COM              159186105     2323   464570 SH       SOLE                   464570
DDI CORP                       COM 0.0001 NEW   233162502     2575   320702 SH       SOLE                   320702
DONEGAL GROUP INC              CL B             257701300      768    32320 SH       SOLE                    32320
FARMER BROS CO                 COM              307675108     2911   130550 SH       SOLE                   130550
FEDEX CORP                     COM              31428X106      693     6140 SH       SOLE                     6140
FREDS INC                      CL A             356108100     1638   123511 SH       SOLE                   123511
GENESCO INC                    COM              371532102     5643   145100 SH       SOLE                   145100
GOVERNMENT PPTYS TR INC        COM              38374W107      146    15300 SH       SOLE                    15300
HALOZYME THERAPEUTICS INC      COM              40637H109     2620   759500 SH       SOLE                   759500
HASTINGS ENTMT INC             COM              418365102     1230   203284 SH       SOLE                   203284
INFINITY PPTY & CAS CORP       COM              45665Q103     3988    95555 SH       SOLE                    95555
INTERNATIONAL COAL GRP INC N   COM              45928H106     2727   280000 SH       SOLE                   280000
ISHARES TR                     MSCI EAFE IDX    464287465     3168    48800 SH       SOLE                    48800
ISHARES TR                     RUSSELL1000GRW   464287614      501     9500 SH       SOLE                     9500
ISHARES TR                     RUSL 2000 GROW   464287648      399     5000 SH       SOLE                     5000
LTX CORP                       COM              502392103     3240   600000 SH       SOLE                   600000
MEDCATH CORP                   COM              58404W109      728    38072 SH       SOLE                    38072
MEDIABAY INC                   COM NEW          58446J207      193   267099 SH       SOLE                   267099
NAUTILUS INC                   COM              63910B102     3312   215000 SH       SOLE                   215000
NETBANK INC                    COM              640933107     2859   394867 SH       SOLE                   394867
PACIFIC SUNWEAR CALIF INC      COM              694873100     5538   249920 SH       SOLE                   249920
PIONEER COS INC                COM NEW          723643300     6194   203066 SH       SOLE                   203066
POWER-ONE INC                  COM              739308104     8895  1235468 SH       SOLE                  1235468
PSB BANCORP INC                COM              693604100      749    60051 SH       SOLE                    60051
RAILAMERICA INC                COM              750753105     5155   483629 SH       SOLE                   483629
SOLECTRON CORP                 COM              834182107    10469  2617220 SH       SOLE                  2617220
SPDR TR                        UNIT SER 1       78462F103     1688    13000 SH       SOLE                    13000
STREETTRACKS GOLD TR           GOLD SHS         863307104     5775    99400 SH       SOLE                    99400
SUN HYDRAULICS CORP            COM              866942105     3972   185775 SH       SOLE                   185775
SWIFT TRANSN CO                COM              870756103     5215   240000 SH       SOLE                   240000
SYPRIS SOLUTIONS INC           COM              871655106     5625   596541 SH       SOLE                   596541
TODCO                          CL A             88889T107     7685   195000 SH       SOLE                   195000
U S XPRESS ENTERPRISES INC     CL A             90338N103     4272   219400 SH       SOLE                   219400
VOLCOM INC                     COM              92864N101     7568   213000 SH       SOLE                   213000
WESTERN SILVER CORP            COM              959531104     1056    45000 SH       SOLE                    45000
WORLD FUEL SVCS CORP           COM              981475106     1472    36400 SH       SOLE                    36400